CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating:
Net earnings	$ 218.7	$ 1,358.7
Adjustments to reconcile net earnings to net cash provided from operating activities:
Depreciation, depletion and amortization	840.9	842.3
Impairment charges (reversals) and asset derecognition - net	144.5	(650.9)
Share-based compensation expense	10.8	13.7
Finance expense	85.7	112.6
Deferred tax (recovery) expense	(63.7)	217.9
Foreign exchange losses and other	72.9	11.8
Reclamation expense	0.1	6.6
Changes in operating assets and liabilities:
Accounts receivable and other assets	(50.0)	(120.9)
Inventories	(86.7)	(6.8)
Accounts payable and accrued liabilities	265.4	279.0
Cash flow provided from operating activities	1,438.6	2,064.0
Income taxes paid	(303.4)	(106.4)
Net cash flow provided from operating activities	1,135.2	1,957.6
Investing:
Additions to property, plant and equipment	(938.6)	(916.1)
Interest paid capitalized to property, plant and equipment	(51.1)	(47.9)
Acquisitions	(141.5)	(267.0)
Net additions to long-term investments and other assets	(66.3)	(5.9)
Net proceeds from the sale of property, plant and equipment	1.3	8.4
Decrease (increase) in restricted cash - net	2.3	(23.5)
Interest received and other - net	1.3	2.9
Net cash flow used in investing activities	(1,192.6)	(1,249.1)
Financing:
Proceeds from drawdown of debt	200.0	950.0
Repayment of debt	(500.0)	(850.0)
Interest paid	(46.9)	(63.1)
Payment of lease liabilities	(33.8)	(20.7)
Dividends paid to common shareholders	(151.1)	(75.5)
Dividends paid to non-controlling interest		(6.0)
Repurchase and cancellation of shares	(100.2)
Other - net	8.8	(2.4)
Net cash flow used in financing activities	(623.2)	(67.7)
Effect of exchange rate changes on cash and cash equivalents	1.2	(5.0)
(Decrease) increase in cash and cash equivalents	(679.4)	635.8
Cash and cash equivalents, beginning of period	1,210.9	575.1
Cash and cash equivalents, end of period	$ 531.5	$ 1,210.9